Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for doubtful accounts	$ 72	$ 41
Total deferred tax assets, net	$ 72	$ 41